Stockholders' equity, Other Components of equity (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Other components of equity [Abstract]
Balance, beginning of period	$ 2,247,408		$ 2,422,792		$ 2,124,258
Revaluation of assets	(291,200)		314,436		379,420
Defined benefit plan	33,691		10,953		2,354
Tax expense	77,253		(97,617)		(114,532)
Total net of taxes	(180,256)		227,772		267,242
Balance, end of period	1,819,098		2,247,408		2,422,792
Adjustment of assets available for sale of fair value	291,200
Statutory Reserve [Member]
Other components of equity [Abstract]
Balance, beginning of period	216,948		216,948		216,948
Revaluation of assets			0		0
Defined benefit plan	0		0		0
Reclassification from disposal of properties and depreciation / revaluation of assets	0		0		0
Total before taxes	0		0		0
Tax expense	0		0		0
Total net of taxes	0		0		0
Balance, end of period	216,948		216,948		216,948
Defined Benefit Plan [Member]
Other components of equity [Abstract]
Balance, beginning of period	(116,102)		(123,769)		(125,417)
Revaluation of assets			0		0
Defined benefit plan	33,691		10,953		2,354
Reclassification from disposal of properties and depreciation / revaluation of assets	0		0		0
Total before taxes	33,691		10,953		2,354
Tax expense	(10,107)		(3,286)		(706)
Total net of taxes	23,584		7,667		1,648
Balance, end of period	(92,518)		(116,102)		(123,769)
Premium on Convertible Obligations [Member]
Other components of equity [Abstract]
Balance, beginning of period	77,106		77,106		77,106
Revaluation of assets			0		0
Defined benefit plan	0		0		0
Reclassification from disposal of properties and depreciation / revaluation of assets	0		0		0
Total before taxes	0		0		0
Tax expense	0		0		0
Total net of taxes	0		0		0
Balance, end of period	77,106		77,106		77,106
Translation Result [Member]
Other components of equity [Abstract]
Balance, beginning of period	(247,668)		(247,668)		(247,668)
Revaluation of assets			0		0
Defined benefit plan	0		0		0
Reclassification from disposal of properties and depreciation / revaluation of assets	0		0		0
Total before taxes	0		0		0
Tax expense	0		0		0
Total net of taxes	0		0		0
Balance, end of period	(247,668)		(247,668)		(247,668)
Revaluation Surplus [Member]
Other components of equity [Abstract]
Balance, beginning of period	1,069,391		849,341		785,975
Revaluation of assets			314,436	[1]	379,420
Defined benefit plan	0		0		0
Reclassification from disposal of properties and depreciation / revaluation of assets	(332,151)	[2]	(55)	[3]	(202,228)	[3]
Total before taxes	(332,151)		314,381		177,192
Tax expense	87,360		(94,331)		(113,826)
Total net of taxes	(244,791)		220,050		63,366
Balance, end of period	824,600		1,069,391		849,341
Other Components of Equity [Member]
Other components of equity [Abstract]
Balance, beginning of period	999,675		771,958		706,944
Revaluation of assets			314,436		379,420
Defined benefit plan	33,691		10,953		2,354
Reclassification from disposal of properties and depreciation / revaluation of assets	(332,151)		(55)		(202,228)
Total before taxes	(298,460)		325,334		179,546
Tax expense	77,253		(97,617)		(114,532)
Total net of taxes	(221,207)		227,717		65,014
Balance, end of period	$ 778,468		$ 999,675		$ 771,958

[1]	Corresponds to the revaluation of the land of the project called “Liquid Storage Terminal”, derived from changes in the conditions of the project generated by obtaining permits, the revaluation allows the Management to know the fair value of the property based on at its best use.
[2]	Includes the adjustment of assets available for sale at their fair value, for an amount of $291,200.
[3]	It corresponds to the reclassification of the revaluation surplus to accumulated losses from the sale of properties and disposals of vessels, as well as the depreciation for the period of revaluation of properties and vessels.